Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other current assets and other current liabilities
Loyalty program liability	₽ 473
Other	58	₽ 51
Total other current liabilities	₽ 531	₽ 51